Income Tax - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Income Tax [Abstract]
Unused tax losses with no expiration date	€ 287,739	€ 219,563		€ 231,167
Unused tax losses subject to expiration	€ 11,955	493	$ 14,670	€ 5,098	$ 5,727	$ 564
Expiration period	20 years
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense		€ 333